Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity [Abstract]
Schedule Fair Value of the warrants

The fair value of the warrants were estimated using the following assumptions:

July 11, 2023
Exercise price	$2.44
Stock Price	$1.28
Term (in years)	4.04
Volatility	115.59% -166.99%
Risk-free interest rate	4.52%
Dividend yield	0

Schedule of Investor Warrants Activities

The following table summarizes the investor warrants activities for the years ended December 31, 2024, 2023 and 2022:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Exercisable, December 31, 2021	19,440,000	$32.60	1.75
Granted	4,000,000	$2.44	2.00
Exercised	(19,440,000)	$32.60	0.75
Outstanding, December 31, 2022	4,000,000	$2.44	1.68
Outstanding, December 31, 2023	4,000,000	$2.44	3.57
Outstanding, December 31, 2024	4,000,000	$2.44	2.57
Exercisable, December 31, 2024	4,000,000	$2.44	2.57